Nature of the Business (Narrative) (Details) (USD $)	1 Months Ended	0 Months Ended	3 Months Ended								12 Months Ended
	Feb. 28, 2014	May 15, 2005	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2015	Mar. 31, 2014
Stock Issued During Period, Shares, Acquisitions		200,901
Stock Issued During Period, Shares, Issued for Services	150,000
Accumulated deficit			$ (97,768,079)				$ (85,876,874)				$ (97,768,079)	$ (85,876,874)
Net loss			(1,937,000)	(1,408,000)	(1,385,000)	(2,297,000)	(1,441,000)	(1,840,000)	(14,960,000)	(1,324,000)	(7,026,913)	(19,565,426)
Net cash used in operating activities											$ (4,127,702)	$ (4,380,659)
Percentage Of Air Freight Supply											85.00%
Percentage Of Assets Acquisition											81.00%